Investments - Summary of Preliminary Estimates of Fair Values of SPT Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Goodwill		$ 176,630	$ 168,571	$ 168,571
LIABILITIES
Gross carrying amount		340,722	348,563
Accumulated amortization		251,547	236,654
Net Carrying Amount		89,175	111,909
Teekay Tankers [Member] | Ship-to-Ship Transfer Business (SPT) [Member]
ASSETS
Cash, cash equivalents and short-term restricted cash	$ 1,292
Accounts receivable	10,332
Prepaid expenses and other current assets	3,763
Vessels and equipment	6,475
Other assets	143
Goodwill	8,059
Total assets acquired	52,564
LIABILITIES
Accounts payable	(3,650)
Accrued liabilities	(3,276)
Total liabilities assumed	(6,926)
Net assets acquired	45,638
Gross carrying amount		22,500
Accumulated amortization		4,800
Net Carrying Amount		17,700
Purchase price of acquisition	47,300
Customer Relationships [Member]
LIABILITIES
Gross carrying amount		22,500	30,879
Accumulated amortization		4,842	1,260
Net Carrying Amount		$ 17,658	29,619
Customer Relationships [Member] | Ship-to-Ship Transfer Business (SPT) [Member]
LIABILITIES
Weighted average amortization period		10 years
Customer Relationships [Member] | Teekay Tankers [Member] | Ship-to-Ship Transfer Business (SPT) [Member]
ASSETS
Intangible assets subject to amortization	17,901
LIABILITIES
Gross carrying amount	30,900
Customer Contracts [Member]
LIABILITIES
Gross carrying amount		$ 317,222	316,684
Accumulated amortization		245,705	234,894
Net Carrying Amount		$ 71,517	$ 81,790
Customer Contracts [Member] | Ship-to-Ship Transfer Business (SPT) [Member]
LIABILITIES
Weighted average amortization period			7 years 7 months 6 days
Customer Contracts [Member] | Teekay Tankers [Member] | Ship-to-Ship Transfer Business (SPT) [Member]
ASSETS
Intangible assets subject to amortization	4,599
Preexisting Obligation [Member] | Ship-to-Ship Transfer Business (SPT) [Member]
LIABILITIES
Purchase price of acquisition	$ 1,400